Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Unrecognized Tax Benefits [Abstract]
Balance at the beginning of the year	$ 925	$ 806	$ 1,232
(Decrease) increase related to current year tax positions	(79)	119	(426)
Balance at end of the year	$ 846	$ 925	$ 806